Gains (Losses) on Disposals of Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Gain Losses on Disposal of Non Current Assets

Details are as follows:

		Year ended December 31,
		2018	2017	2016
		(millions of euros)
Gains on disposals of non-current assets:
Gains on the retirement/disposal of intangible and tangible assets		13	15	28
Gains on the disposal of investments in subsidiaries		—	—	—

	(A)	13	15	28

Losses on disposals of non-current assets:
Losses on the retirement/disposal of intangible and tangible assets		14	4	14
Losses on the disposals of investments in subsidiaries		—	—	—

	(B)	14	4	14

Total	(A—B)	(1)	11	14